Short-Term Loans - Schedule of Short-Term Loans (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Short-Term Loans [Abstract]
Short-term loans from financial institutions other than banks	$ 2,901,080
Short-term loans from banks	6,358,092	7,972,764
Short-term loans	$ 9,259,172	$ 7,972,764